Cover	9 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 25, 2021
Entity Registrant Name	CLEARWATER PAPER CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34146
Entity Tax Identification Number	20-3594554
Entity Address, Address Line One	601 West Riverside,
Entity Address, Address Line Two	Suite 1100
Entity Address, Postal Zip Code	99201
Entity Address, State or Province	WA
Entity Address, City or Town	Spokane,
City Area Code	509
Local Phone Number	344-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CLW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001441236
Amendment Flag	false